Note 12 - Geographic Information (Details) - Revenues by Geographic Area (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jul. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 15,050,027	$ 18,880,981	$ 42,528,391	$ 40,826,490	$ 39,710,521
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,681,562	13,410,876	29,750,058	29,610,611	30,430,458
Europe, Middle East, and Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 3,368,465	$ 5,470,105	$ 12,778,333	$ 11,215,879	$ 9,280,063